CONSOLIDATED STATEMENT OF EQUITY (USD $) In Thousands, unless otherwise specified	Member Units [Member]	Common Stock [Member]	Paid-In [Member]	Retained Earnings [Member]	Noncontrolling Interests [Member]	Total
Beginning balance at Dec. 31, 2011	$ 26,316				$ 2,215	$ 28,531
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Non-cash contributions	1,280					1,280
Non-cash distributions	(5,365)					(5,365)
Distributions to members	(6,309)				(1,015)	(7,324)
Net income	6,138				1,301	7,439
Ending balance at Dec. 31, 2012	22,060				2,501	24,561
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Non-cash contributions	3,708					3,708
Non-cash distributions					(1,603)	(1,603)
Contributions	1,500					1,500
Distributions to non-controlling interests					(950)	(950)
Distributions to members	(3,830)					(3,830)
Conversion of subordinated obligation to equity	11,244					11,244
Net income	3,978				52	4,030
Ending balance at Apr. 30, 2013	38,660					38,660
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of LLC to C corporation	(38,660)	50	38,610
Conversion of LLC to C corporation, shares		5,000
Issuance of common stock		121	223,639			223,760
Issuance of common stock, shares		12,075
Issuance of restricted stock awards, shares		183
Stock-based compensation expense		2	733			735
Net income				8,401		8,401
Ending balance at Dec. 31, 2013		$ 173	$ 262,982	$ 8,401		$ 271,556
Ending balance (in shares) at Dec. 31, 2013		17,258